Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

NOTE 12 – LEASES

The Company accounts for leases in accordance with ASC Topic 842, “Leases,” which requires lessees to recognize a right-of-use asset and lease liability on the balance sheet and expands disclosures about leasing arrangements for both lessees and lessors, among other items, for most lease arrangements.

In accordance with the adoption of ASC 842 on January 1, 2019, we recorded operating lease right-of-use (“ROU”) assets, which represent our right to use an underlying asset for the lease term, and operating lease liabilities which represent our obligation to make lease payments. Generally, we enter into operating lease agreements for facilities. Finance lease assets are recorded within property and equipment, net of accumulated depreciation. The amount of operating lease liabilities due within 12 months are recorded in other current liabilities, with the remaining operating lease liabilities recorded as non-current liabilities in our consolidated balance sheet based on their contractual due dates. Finance lease liabilities are classified according to contractual due dates.

The operating lease ROU assets and liabilities are recognized as of the lease commencement date at the present value of the lease payments over the lease term. Most of our leases do not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate which was between 13.16% and 15.06% for all operating leases. Our operating lease agreements may include options to extend the lease term or terminate it early. We have included options to extend in the operating lease ROU assets and liabilities when we are reasonably certain that we will exercise such options. The weighted average remaining lease terms and discount rates for our operating leases were approximately 2.7 years and 14.6% at March 31, 2019. We did not have finance leases at March 31, 2019. Operating lease expense is recognized as rent expense on a straight-line basis over the lease term. We evaluate ROU assets for impairment consistent with our property and equipment policy disclosure included in our 2018 Form 10-K.

As of March 31, 2019, operating lease ROU assets were $214,611 and operating lease liabilities were $219,507, of which $121,405 were classified as noncurrent.

Future minimum lease commitments at March 31, 2019 were as follows:

Year ending December 31,	Operating Leases
2019 (excluding the three months ended March 31, 2019)	$94,971
2020	81,919
2021	36,365
2022 and thereafter	53,200
Total lease payments	266,456
Less imputed interest	(46,949)
Total	$219,507

Supplemental cash flow information related to leases was as follows:

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$19,916
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$17,066